Insurance – Pension Plans (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Technical Insurance Provision And Pension Plans
Opening balance on January 1	R$ 244,720,988	R$ 238,319,314
Receipt of premiums net of fees	29,021,129	25,979,731
Payment of benefits	(1,331,764)	(1,124,913)
Payment of redemptions	(29,903,661)	(26,326,995)
Adjustment for inflation and interest	10,499,820	11,942,820
Others	(7,653,693)	(4,068,969)
Closing balance on December 31	R$ 245,352,819	R$ 244,720,988